FAIR VALUE MEASUREMENTS - Schedule of Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets
Derivative assets	$ 21	$ 7
Equity securities	2	2
U.S. state debt securities	280	276
Cash, cash equivalents and restricted cash	99	154
Other	56	45
Total assets	458	484
Liabilities
Derivative liabilities FTRs	(1)	0
Total liabilities	(1)	0
Net assets (liabilities)	457	484
Restricted cash	$ 42	$ 43
Derivative Asset Statement Of Financial Position Extensible Enumeration Not Disclosed Flag	Total assets	Total assets
Short-term cash investments	$ 17	$ 6
Level 1
Assets
Derivative assets	0	0
Equity securities	2	2
U.S. state debt securities	0	0
Cash, cash equivalents and restricted cash	99	154
Other	0	0
Total assets	101	156
Liabilities
Derivative liabilities FTRs	0	0
Total liabilities	0	0
Net assets (liabilities)	101	156
Level 2
Assets
Derivative assets	0	0
Equity securities	0	0
U.S. state debt securities	280	276
Cash, cash equivalents and restricted cash	0	0
Other	56	45
Total assets	336	321
Liabilities
Derivative liabilities FTRs	0	0
Total liabilities	0	0
Net assets (liabilities)	336	321
Level 3
Assets
Derivative assets	21	7
Equity securities	0	0
U.S. state debt securities	0	0
Cash, cash equivalents and restricted cash	0	0
Other	0	0
Total assets	21	7
Liabilities
Derivative liabilities FTRs	(1)	0
Total liabilities	(1)	0
Net assets (liabilities)	$ 20	$ 7